Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Non-derivative Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	$ 15,132,067	$ 5,204,619	$ 4,874,033
Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate
Weighted average effective interest rate
Non-derivative financial liabilities	$ 14,385,455	$ 4,902,244	$ 4,507,068
Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate
Non-derivative financial liabilities	$ 746,612	$ 119,984	$ 339,734
Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate		BLR+	BLR+
Weighted average effective interest rate	2.60%	2.60%	2.60%
Non-derivative financial liabilities		$ 182,391	$ 27,231
Bottom of range [member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	3.50%	3.50%	3.50%
Top of range [member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	5.00%	5.00%	5.00%
On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	$ 14,329,229	$ 5,145,130	$ 4,664,959
On demand or within 1 year [Member] | Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	13,929,371	4,902,244	4,507,068
On demand or within 1 year [Member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	399,858	82,431	148,371
On demand or within 1 year [Member] | Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities		160,455	9,520
Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	802,838	59,489	209,074
Within 2 to 5 Years [Member] | Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	456,084
Within 2 to 5 Years [Member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	346,754	37,553	191,363
Within 2 to 5 Years [Member] | Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities		$ 21,936	$ 17,711